SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of future miimum sublease rental income) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
2016	$ 40,889
2017	2,106
2018	906
2019	263
2020 and thereafter	164
Total	$ 44,328